Inventory - Schedule of Inventory (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Inventories [Line Items]
Total inventory	$ 1.2	$ 8.5
Terminal Systems and Components
Inventories [Line Items]
Total inventory	0.7	5.9
Point-of-Sale Systems and Components
Inventories [Line Items]
Total inventory	$ 0.5	$ 2.6